Investment Strategy - Global X Funds Member - Global X MLCC & Electronic Components ETF	Sep. 09, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks capital appreciation by gaining economic exposure to MLCC & Electronic Components Companies (as defined below). Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in MLCC & Electronic Components Companies and/or derivative instruments that provide economic exposure to MLCC & Electronic Components Companies.

The Fund’s investment adviser, Global X Management Company LLC (the “Adviser”), primarily considers MLCC & Electronic Components Companies for investment based on their inclusion in the Akros MLCC & Electronic Components Index (the “Reference Index”). However, the Fund will not seek to replicate the Reference Index, as the Adviser actively manages the Fund and exercises full investment discretion in constructing and managing the Fund’s portfolio. For example, to the extent consistent with the Fund’s investment objective and policies, the Adviser may, in its sole discretion and among other things: (i) determine whether it is more favorable for the Fund to obtain exposure to a security in the Reference Index directly or synthetically; (ii) reallocate the Fund’s portfolio holdings more frequently than the Reference Index is rebalanced when the Adviser believes doing so is in the Fund’s interest; and (iii) invest in securities not currently included in the Reference Index to the extent necessary for the Fund’s portfolio to comply with applicable regulatory requirements. In addition, the Fund may also invest up to 100% of the Fund’s assets in cash and cash equivalents and may also invest in short-term U.S. Treasury securities, money market funds, and/or short-term bonds or ETFs, including the Global X 1-3 Month T-Bill ETF, a passively managed
ETF and affiliate of the Fund, during other than normal market conditions or to satisfy regulatory diversification and/or collateral requirements.

Generally, the Adviser will use the Reference Index’s criteria to guide its investment decisions but retains sole discretion to buy or sell securities before such securities are added to, or removed from, the Reference Index through its scheduled rebalancing and reconstitution process. For example, if the Adviser receives new information about an existing portfolio company or identifies an emerging MLCC & Electronic Components Company after the Reference Index’s most recent rebalancing and reconstitution, the Adviser may, in its sole discretion, trade the relevant securities before the Reference Index’s next rebalancing and reconstitution. Such information may include developments that, in the Adviser’s judgment, negatively affect a portfolio company’s outlook or present an opportunity to add a new holding. Accordingly, the Fund may sell portfolio holdings of a company that has experienced an adverse change in its business circumstances or invest in a company that the Adviser determines now qualifies as an MLCC & Electronic Components Company, before the Reference Index reflects such developments. The Adviser actively manages the Fund and may, in its sole discretion, invest in companies that it independently determines qualify as MLCC & Electronic Components Companies. As a result of the Adviser’s active management, there may be periods when the Fund’s holdings and performance deviate significantly from those of the Reference Index.

The Fund expects to gain economic exposure to MLCC & Electronic Components Companies, either individually or in the aggregate, through swap agreements and other derivative instruments. The Fund expects to enter into one or more swap agreements with financial institutions whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on MLCC & Electronic Components Companies, either individually or in the aggregate. The Fund’s use of swap agreements and other derivative instruments is designed to allow the Fund to gain efficient exposure to MLCC & Electronic Components Companies in circumstances where direct investment may be impractical or involve higher transaction costs, including as a result of local market access requirements, foreign ownership restrictions, tax considerations, or liquidity constraints. For purposes of compliance with the Fund’s 80% investment policy, derivative instruments will be valued at their notional value. The notional value of a derivative instrument represents the total dollar value of exposure the derivative has to the underlying asset.

The Reference Index is owned and developed by Akros Technologies, Inc. (“Akros” or the “Index Provider”). The Index Provider is not affiliated with the Fund or the Adviser.

To be part of the initial universe, companies must meet certain minimum market capitalization and liquidity criteria, as determined by the Index Provider. Newly listed securities may be considered for inclusion subject to certain criteria related to trading history, number of days traded and market capitalization, determined by the Index Provider. Additionally, companies must be listed in South Korea, Japan, or Taiwan to be eligible for inclusion in the initial universe. As of August 20, 2026, companies must have a market capitalization of at least $250 million and a 3-month average daily trading value of at least $1 million to be considered for inclusion. The Reference Index targets up to 15 constituents and rebalances on a quarterly basis.

The Reference Index is designed to provide exposure to companies that are involved in the production, manufacturing, and enabling equipment of multi-layer ceramic capacitors (“MLCCs”) and in companies that are involved in the broader electronic components industry (together, “MLCC & Electronic Components Companies”). An MLCC Company is a company that manufactures multilayer ceramic capacitors. Electronic Components Companies are companies principally engaged in manufacturing capacitors (multilayer ceramic, aluminum electrolytic, film, tantalum and polymer, silicon, and supercapacitor), chip resistors, inductors and coils, signal transformers, and circuit-protection components. In constructing the Reference Index, the Index Provider analyzes industries and business segments within the Akros Industry Classification System (“AICS”) whose primary classification falls within “Computer and Electronic Product Manufacturing” or “Electrical Equipment, Appliance, and Component Manufacturing,” together with companies whose secondary classification is “Capacitor, Resistor, Coil, Transformer, and Other Inductor Manufacturing,” as defined by the Index Provider. The Index Provider next uses a qualification test to identify companies based on any of the following qualities:

(a) Revenue: at least 50% of the company’s total revenue is derived from the production, manufacturing, and enabling equipment of MLCCs and electronic components; or
(b) Global scale: the company is one of the three largest manufacturers of capacitors worldwide by absolute capacitor-segment revenue.

The Index Provider assigns each company an overall fitness rating. A company is rated “Anchor” or "Core" if it satisfies the qualification test (condition (a) or (b)). A company must be rated “Anchor” or "Core" to be eligible for inclusion in the Reference Index.
At each rebalance, the two largest eligible constituents by market capitalization are designated as “Anchors” and are each held at a weight of 20%. The remaining constituents are weighted by free-float-adjusted market capitalization, subject to a 15% cap.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Reference Index is concentrated. As of August 20, 2026, the Reference Index was concentrated in the electronic equipment, instruments and components industry. The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in MLCC & Electronic Components Companies and/or derivative instruments that provide economic exposure to MLCC & Electronic Components Companies.
Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Reference Index is concentrated. As of August 20, 2026, the Reference Index was concentrated in the electronic equipment, instruments and components industry. The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.